UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 104.5%
China – 18.3%
28,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	$ 81,258
234,000	China Automation Group Ltd. (Capital Goods)	41,677
945,000	China Citic Bank Corp. Ltd. Class H (Banks)	474,039
2,662,110	China Construction Bank Corp. Class H (Banks)	1,788,770
158,000	China Life Insurance Co. Ltd. Class H (Insurance)	433,723
230,000	China Lilang Ltd. (Consumer Durables & Apparel)	139,610
200,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	631,078
169,500	China Shenhua Energy Co. Ltd. Class H (Energy)	630,776
655,000	CNOOC Ltd. (Energy)	1,313,966
112,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	161,959
113,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	253,705
25,726	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	200,406
352,000	Huaneng Power International, Inc. Class H (Utilities)	254,220
2,543,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,450,363
185,000	Jiangxi Copper Co. Ltd. Class H (Materials)	404,643
218,000	Minth Group Ltd. (Automobiles & Components)	222,162
868,000	PetroChina Co. Ltd. Class H (Energy)	1,083,809
96,000	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	280,945
30,000	Tencent Holdings Ltd. (Software & Services)	890,683
69,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	163,278
375,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	416,650
110,404	ZTE Corp. Class H (Technology Hardware & Equipment)	146,453

		11,464,173

Hong Kong – 17.1%
101,436	AIA Group Ltd. (Insurance)	354,398
405,000	Belle International Holdings Ltd. (Retailing)	744,254
47,000	Cheung Kong Holdings Ltd. (Real Estate)	614,927
144,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	872,424
856,000	China Glass Holdings Ltd. (Materials)	86,246
194,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	575,068

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
135,500	China Mobile Ltd. (Telecommunication Services)	$ 1,581,154
462,000	China Overseas Land & Investment Ltd. (Real Estate)	1,085,198
546,000	China Resources Cement Holdings Ltd. (Materials)	285,970
274,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	400,894
235,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	364,608
431,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	128,370
180,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	430,665
134,000	Hang Lung Properties Ltd. (Real Estate)	473,438
99,431	Henderson Land Development Co. Ltd. (Real Estate)	576,234
25,500	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	340,227
79,000	Hutchison Whampoa Ltd. (Capital Goods)	708,158
186,000	Li & Fung Ltd. (Retailing)	365,343
79,000	Lifestyle International Holdings Ltd. (Retailing)	180,684
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
18,555	Sun Hung Kai Properties Ltd. (Real Estate)	230,484
76,500	The Link REIT (REIT)	334,660

		10,733,404

India – 7.3%
13,335	Bombay Dyeing & Manufacturing Co. Ltd. (Consumer Durables & Apparel)	120,190
1,554	Bosch Ltd. (Automobiles & Components)	249,692
13,432	CRISIL Ltd. (Diversified Financials)	216,284
14,408	Exide Industries Ltd. (Automobiles & Components)	33,150
1,257	Grasim Industries Ltd. (Materials)	67,253
2,520	Grasim Industries Ltd. GDR (Materials)	129,764
84,939	HDFC Bank Ltd. (Banks)	893,675
11,600	Hero Motocorp Ltd. (Automobiles & Components)	416,108
24,246	ICICI Bank Ltd. (Banks)	417,242
283,064	Indiabulls Infrastructure and Power Ltd. (Utilities)*	22,395
67,432	IndusInd Bank Ltd. (Banks)	417,831
3,769	Oracle Financial Services Software Ltd. (Software & Services)*	172,606
20,009	Tata Consultancy Services Ltd. (Software & Services)	445,032

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
69,802	Tata Motors Ltd. Class A (Automobiles & Components)	$ 161,223
18,736	Tata Steel Ltd. (Materials)	138,763
33,837	Thermax Ltd. (Capital Goods)	293,757
54,905	Titan Industries Ltd. (Consumer Durables & Apparel)	218,211
2,857	TTK Prestige Ltd. (Consumer Durables & Apparel)	184,156

		4,597,332

Indonesia – 4.8%
674,500	PT Bank Mandiri (Persero) Tbk (Banks)	587,112
1,251,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	523,061
6,487,000	PT Bank Pembangunan Daerah Jawa Timur Tbk (Banks)*	291,281
794,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	451,181
2,194,000	PT Media Nusantara Citra Tbk (Media)	548,265
991,000	PT MNC Sky Vision Tbk (Media)*	177,993
432,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	417,122

		2,996,015

Malaysia – 5.9%
338,300	Axiata Group Berhad (Telecommunication Services)	632,381
242,000	CIMB Group Holdings Berhad (Banks)	605,556
173,920	Genting Berhad (Consumer Services)	525,012
438,900	MMC Corp. Berhad (Capital Goods)*	335,405
189,000	Sime Darby Berhad (Capital Goods)	592,327
285,500	Tenaga Nasional Berhad (Utilities)	614,936
617,900	UEM Land Holdings Berhad (Real Estate)*	390,955

		3,696,572

Philippines – 0.9%
2,317,100	Petron Corp. (Energy)	568,438

Singapore – 8.3%
630,000	CapitaMall Trust (REIT)	990,153
99,230	DBS Group Holdings Ltd. (Banks)	1,170,658
1,433,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	848,621
211,000	SembCorp Industries Ltd. (Capital Goods)	893,765
451,000	Singapore Telecommunications Ltd. (Telecommunication Services)	1,294,182

		5,197,379

Shares	Description	Value
Common Stocks – (continued)
South Korea – 22.4%
40,350	Cheil Worldwide, Inc. (Media)	$ 674,140
44,630	Doosan Infracore Co. Ltd. (Capital Goods)*	708,156
3,980	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	508,378
1,266	Hyundai Mobis (Automobiles & Components)	332,590
32,020	KB Financial Group, Inc. (Banks)	1,008,381
23,030	Kia Motors Corp. (Automobiles & Components)	1,578,723
12,640	Korea Electric Power Corp. (Utilities)*	282,372
9,300	Korean Air Lines Co. Ltd. (Transportation)*	394,581
3,168	LG Chem Ltd. (Materials)	869,317
93,470	LG Uplus Corp. (Telecommunication Services)	542,396
804	POSCO (Materials)	256,794
8,320	Samsung C&T Corp. (Capital Goods)	469,521
3,771	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,334,845
8,570	Samsung Securities Co. Ltd. (Diversified Financials)	363,505
13,754	Samsung Techwin Co. Ltd. (Capital Goods)*	880,426
6,256	SK Holdings Co. Ltd. (Capital Goods)	849,514

		14,053,639

Taiwan – 16.0%
49,380	Asustek Computer, Inc. (Technology Hardware & Equipment)	454,022
230,245	Cathay Financial Holding Co. Ltd. (Insurance)	225,918
1,103,037	Chinatrust Financial Holding Co. Ltd. (Banks)	654,548
248,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	309,452
172,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	318,324
367,698	Far Eastern New Century Corp. (Capital Goods)	409,306
166,660	Formosa Plastics Corp. (Materials)	457,998
405,976	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,131,072
43,000	HTC Corp. (Technology Hardware & Equipment)	413,043
884,000	Mega Financial Holding Co. Ltd. (Banks)	710,384
57,000	PChome Online, Inc. (Software & Services)	364,948
101,000	President Chain Store Corp. (Food & Staples Retailing)	525,674

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
79,076	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	$ 306,830
139,000	Taiwan Fertilizer Co. Ltd. (Materials)	326,442
903,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,445,149
139,429	Tripod Technology Corp. (Technology Hardware & Equipment)	313,937
362,250	Wistron Corp. (Technology Hardware & Equipment)	386,900
574,005	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	265,271

		10,019,218

Thailand – 3.2%
152,600	Airports of Thailand PCL (Transportation)	330,654
145,200	Bangkok Bank PCL NVDR (Banks)	899,441
76,000	PTT PCL (Energy)	782,962

		2,013,057

United States – 0.3%
3,513	Cognizant Technology Solutions Corp. Class A (Software & Services)*	199,433

TOTAL COMMON STOCKS		$65,538,660

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.3%
India – 0.3%
33,121	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$ 76,206
4,526	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)(a)	12/12	33,520
5,351	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)(a)	01/17	39,631

TOTAL PARTICIPATION NOTES			$ 149,357

TOTAL INVESTMENTS – 104.8%			$65,688,017

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.8)%			(2,983,780)

NET ASSETS – 100.0%			$62,704,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $73,151, which represents approximately 0.1% of net assets as of July 31, 2012.

Investment Abbreviations:
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
MSCI Singapore Index	2	August 2012	$111,604	$791
SGX S&P CNX Nifty Index	40	August 2012	419,840	6,791
TOTAL				$7,582

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$62,866,282
Gross unrealized gain	10,920,828
Gross unrealized loss	(8,099,093)
Net unrealized security gain	$2,821,735

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Brazil – 30.4%
338,392	Anhanguera Educacional Participacoes SA (Consumer Services)	$ 4,813,648
519,318	Banco Bradesco SA Preference Shares (Banks)	8,008,222
1,256,371	BM&FBovespa SA (Diversified Financials)	7,050,686
326,778	Braskem SA Preference A Shares (Materials)	1,975,785
297,655	CETIP SA - Mercados Organizados (Diversified Financials)	3,772,253
174,959	Cielo SA (Software & Services)	5,100,552
235,775	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	9,044,638
302,036	Companhia Energetica de Minas Gerais Preference Shares (Utilities)	5,774,825
212,115	Cosan SA Industria e Comercio (Food, Beverage & Tobacco)	3,229,547
520,331	Direcional Engenharia SA (Real Estate)	2,473,172
617,251	Gerdau SA Preference Shares (Materials)	5,608,635
180,938	Grupo BTG Pactual (Diversified Financials)*	2,666,566
1,068,396	Itau Unibanco Holding SA Preference Shares (Banks)	16,928,957
1,067,141	Klabin SA Preference Shares (Materials)	4,712,876
744,280	Magazine Luiza SA (Retailing)	3,722,853
884,439	Petroleo Brasileiro SA ADR (Energy)	17,361,538
161,049	Telefonica Brasil SA Preference Shares (Telecommunication Services)	3,774,733
191,108	Vale SA (Materials)	3,464,602
692,822	Vale SA ADR (Materials)	12,505,437

		121,989,525

China – 27.9%
278,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	808,231
886,000	China Automation Group Ltd. (Capital Goods)	157,803
9,490,000	China Citic Bank Corp. Ltd. Class H (Banks)	4,760,452
26,016,360	China Construction Bank Corp. Class H (Banks)	17,481,349
4,084,000	China Life Insurance Co. Ltd. Class H (Insurance)	11,210,924
1,637,500	China Shenhua Energy Co. Ltd. Class H (Energy)	6,093,778
6,498,000	CNOOC Ltd. (Energy)	13,035,350
966,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	1,396,900

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,049,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	$ 2,344,820
197,525	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	1,538,720
3,472,000	Huaneng Power International, Inc. Class H (Utilities)	2,507,528
24,199,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	13,798,130
2,054,000	Jiangxi Copper Co. Ltd. Class H (Materials)	4,492,628
2,246,000	Minth Group Ltd. (Automobiles & Components)	2,288,883
8,456,000	PetroChina Co. Ltd. Class H (Energy)	10,558,393
958,400	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	2,804,764
301,000	Tencent Holdings Ltd. (Software & Services)	8,936,522
687,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	1,625,685
3,947,548	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	4,383,646
1,107,428	ZTE Corp. Class H (Technology Hardware & Equipment)	1,469,028

		111,693,534

Hong Kong – 13.0%
4,068,000	Belle International Holdings Ltd. (Retailing)	7,475,618
2,010,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	5,958,175
1,379,500	China Mobile Ltd. (Telecommunication Services)	16,097,426
4,700,000	China Overseas Land & Investment Ltd. (Real Estate)	11,039,893
6,874,000	China Resources Cement Holdings Ltd. (Materials)	3,600,284
2,828,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	4,137,693
2,583,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	4,007,584

		52,316,673

India – 12.1%
153,738	Bombay Dyeing & Manufacturing Co. Ltd. (Consumer Durables & Apparel)	1,385,655
16,344	Bosch Ltd. (Automobiles & Components)	2,626,102
144,271	CRISIL Ltd. (Diversified Financials)	2,323,075
533,923	Exide Industries Ltd. (Automobiles & Components)	1,228,475

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
13,845	Grasim Industries Ltd. (Materials)	$ 740,750
24,375	Grasim Industries Ltd. GDR (Materials)	1,255,153
864,928	HDFC Bank Ltd. (Banks)	9,100,234
125,851	Hero Motocorp Ltd. (Automobiles & Components)	4,514,451
243,846	ICICI Bank Ltd. (Banks)	4,196,274
3,690,975	Indiabulls Infrastructure and Power Ltd. (Utilities)*	292,013
539,314	IndusInd Bank Ltd. (Banks)	3,341,771
43,458	Oracle Financial Services Software Ltd. (Software & Services)*	1,990,218
226,676	Tata Consultancy Services Ltd. (Software & Services)	5,041,632
788,794	Tata Motors Ltd. Class A (Automobiles & Components)	1,821,888
133,462	Tata Steel Ltd. (Materials)	988,450
351,546	Thermax Ltd. (Capital Goods)	3,051,959
600,534	Titan Industries Ltd. (Consumer Durables & Apparel)	2,386,723
32,285	TTK Prestige Ltd. (Consumer Durables & Apparel)	2,081,016

		48,365,839

Russia – 13.8%
309,054	DIXY Group OJSC (Food & Staples Retailing)*	3,328,757
402,847	Etalon Group Ltd. GDR (Real Estate)*	2,567,296
150,500	Eurasia Drilling Co. Ltd. GDR (Energy)	4,138,750
11,756	Globaltrans Investment PLC GDR (Transportation)	221,610
167,408	Globaltrans Investment PLC GDR (Transportation)(a)	3,155,768
858,680	OAO Gazprom ADR (Energy)	7,895,053
187,847	OAO Lukoil ADR (Energy)	10,560,896
1,263,731	OAO Rosneft GDR (Energy)	7,565,399
134,250	OJSC Magnit GDR (Food & Staples Retailing)	4,331,638
140,549	Polymetal International PLC (Materials)	1,913,934
3,558,563	Sberbank of Russia (Banks)	9,871,621

		55,550,722

United States – 0.6%
39,613	Cognizant Technology Solutions Corp. Class A (Software & Services)*	2,248,830

TOTAL COMMON STOCKS		$392,165,123

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.7%
India – 0.7%
176,343	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$ 405,738
180,938	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)	02/20	1,121,134
75,318	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)(a)	12/12	557,815
65,209	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)(a)	01/17	482,953

TOTAL PARTICIPATION NOTES			$ 2,567,640

TOTAL INVESTMENTS – 98.5%			$394,732,763

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			6,097,315

NET ASSETS – 100.0%			$400,830,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,196,536, which represents approximately 1.0% of net assets as of July 31, 2012.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
SGX S&P CNX Nifty Index	227	August 2012	$2,382,592	$39,441

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$411,398,720
Gross unrealized gain	34,646,899
Gross unrealized loss	(51,312,856)
Net unrealized security loss	$(16,665,957)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Brazil – 14.8%
185,831	Anhanguera Educacional Participacoes SA (Consumer Services)	$ 2,643,458
202,859	Banco Bradesco SA Preference Shares (Banks)	3,128,218
508,078	BM&FBovespa SA (Diversified Financials)	2,851,306
293,354	Braskem SA Preference A Shares (Materials)	1,773,695
155,328	CETIP SA - Mercados Organizados (Diversified Financials)	1,968,509
78,245	Cielo SA (Software & Services)	2,281,064
108,860	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	4,176,012
147,374	Companhia Energetica de Minas Gerais Preference Shares (Utilities)	2,817,740
101,766	Cosan SA Industria e Comercio (Food, Beverage & Tobacco)	1,549,434
226,750	Direcional Engenharia SA (Real Estate)	1,077,760
314,349	Gerdau SA Preference Shares (Materials)	2,856,324
80,717	Grupo BTG Pactual (Diversified Financials)*	1,189,563
518,998	Itau Unibanco Holding SA Preference Shares (Banks)	8,223,631
551,873	Klabin SA Preference Shares (Materials)	2,437,269
359,276	Magazine Luiza SA (Retailing)	1,797,081
363,938	Petroleo Brasileiro SA ADR (Energy)	7,144,103
78,845	Telefonica Brasil SA Preference Shares (Telecommunication Services)	1,848,002
80,045	Vale SA (Materials)	1,451,138
239,230	Vale SA ADR (Materials)	4,318,101

		55,532,408

Chile – 1.3%
37,900	Compania Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	2,510,117
129,157	ENTEL Chile SA (Telecommunication Services)	2,539,744

		5,049,861

China – 12.8%
117,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	339,544
206,000	China Automation Group Ltd. (Capital Goods)	36,690
4,020,000	China Citic Bank Corp. Ltd. Class H (Banks)	2,016,546
10,942,420	China Construction Bank Corp. Class H (Banks)	7,352,614
1,787,000	China Life Insurance Co. Ltd. Class H (Insurance)	4,905,465

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
699,500	China Shenhua Energy Co. Ltd. Class H (Energy)	$ 2,603,113
2,747,000	CNOOC Ltd. (Energy)	5,510,635
472,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	682,543
472,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,055,057
83,074	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	647,146
1,450,000	Huaneng Power International, Inc. Class H (Utilities)	1,047,211
10,493,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	5,983,324
939,000	Jiangxi Copper Co. Ltd. Class H (Materials)	2,053,835
964,000	Minth Group Ltd. (Automobiles & Components)	982,406
3,612,000	PetroChina Co. Ltd. Class H (Energy)	4,510,042
401,200	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	1,174,115
123,000	Tencent Holdings Ltd. (Software & Services)	3,651,801
288,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	681,510
1,657,940	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	1,841,098
580,360	ZTE Corp. Class H (Technology Hardware & Equipment)	769,861

		47,844,556

Czech Republic – 0.6%
72,405	CEZ AS (Utilities)	2,438,240

Egypt – 0.9%
60,189	Orascom Construction Industries GDR (Capital Goods)	2,560,440
306,259	Telecom Egypt Co. (Telecommunication Services)	634,222

		3,194,662

Hong Kong – 5.9%
1,688,000	Belle International Holdings Ltd. (Retailing)	3,101,977
847,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,510,734
605,500	China Mobile Ltd. (Telecommunication Services)	7,065,597
1,982,000	China Overseas Land & Investment Ltd. (Real Estate)	4,655,547
2,642,000	China Resources Cement Holdings Ltd. (Materials)	1,383,758
1,172,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	1,714,772

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
989,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	$ 1,534,456

		21,966,841

India – 5.8%
537,152	HDFC Bank Ltd. (Banks)	5,651,579
88,675	Hero Motocorp Ltd. (Automobiles & Components)	3,180,896
609,708	IndusInd Bank Ltd. (Banks)	3,777,956
47,671	Oracle Financial Services Software Ltd. (Software & Services)*	2,183,158
114,451	Tata Consultancy Services Ltd. (Software & Services)	2,545,571
262,986	Thermax Ltd. (Capital Goods)	2,283,122
570,266	Titan Industries Ltd. (Consumer Durables & Apparel)	2,266,427

		21,888,709

Indonesia – 2.8%
10,236,963	PT Bank Negara Indonesia (Persero) Tbk (Banks)	4,278,999
2,786,000	PT Indomobil Sukses International Tbk (Retailing)	1,786,905
10,499,000	PT Media Nusantara Citra Tbk (Media)	2,623,628
9,262,500	PT MNC Sky Vision Tbk (Media)*	1,663,629

		10,353,161

Malaysia – 3.6%
1,669,000	CIMB Group Holdings Berhad (Banks)	4,176,332
892,800	Genting Berhad (Consumer Services)	2,695,093
792,800	Sime Darby Berhad (Capital Goods)	2,484,640
1,948,300	Tenaga Nasional Berhad (Utilities)	4,196,430

		13,552,495

Mexico – 5.2%
275,500	America Movil SAB de CV Series L ADR (Telecommunication Services)(a)	7,353,095
648,698	Corp. Moctezuma SAB de CV (Materials)	1,555,100
35,100	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	2,998,242
685,600	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	1,382,181
459,400	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,459,967
70,800	Grupo Televisa SAB ADR (Media)	1,613,532

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
409,291	Mexichem SAB de CV (Materials)	$ 1,939,889

		19,302,006

Philippines – 0.5%
7,834,200	Petron Corp. (Energy)	1,921,908

Russia – 7.7%
271,342	DIXY Group OJSC (Food & Staples Retailing)*	2,922,569
113,750	Eurasia Drilling Co. Ltd. GDR (Energy)	3,128,125
160,612	Globaltrans Investment PLC GDR (Transportation)	3,027,658
96,218	OAO Lukoil ADR (Energy)	5,409,446
759,513	OAO Rosneft GDR (Energy)	4,546,869
100,100	OJSC Magnit GDR (Food & Staples Retailing)	3,229,773
578,593	Sberbank of Russia ADR (Banks)	6,401,067

		28,665,507

South Africa – 6.7%
154,957	AngloGold Ashanti Ltd. (Materials)	5,244,467
299,269	JSE Ltd. (Diversified Financials)	2,729,713
136,330	Mr. Price Group Ltd. (Retailing)	2,029,314
314,600	MTN Group Ltd. (Telecommunication Services)	5,655,879
1,530,031	Netcare Ltd. (Health Care Equipment & Services)*	2,997,791
919,757	Pretoria Portland Cement Co. Ltd. (Materials)	2,873,817
526,135	Woolworths Holdings Ltd. (Retailing)	3,418,630

		24,949,611

South Korea – 14.2%
151,850	Cheil Worldwide, Inc. (Media)	2,537,006
172,560	Doosan Infracore Co. Ltd. (Capital Goods)*	2,738,054
16,002	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,043,988
5,441	Hyundai Mobis (Automobiles & Components)	1,429,402
117,750	KB Financial Group, Inc. (Banks)	3,708,208
86,820	Kia Motors Corp. (Automobiles & Components)	5,951,574
47,590	Korea Electric Power Corp. (Utilities)*	1,063,141
38,260	Korean Air Lines Co. Ltd. (Transportation)*	1,623,299
12,138	LG Chem Ltd. (Materials)	3,330,733
344,740	LG Uplus Corp. (Telecommunication Services)	2,000,486
3,237	POSCO (Materials)	1,033,884
34,650	Samsung C&T Corp. (Capital Goods)	1,955,399

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,422	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 11,980,311
5,855	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	4,157,183
32,150	Samsung Securities Co. Ltd. (Diversified Financials)	1,363,674
49,622	Samsung Techwin Co. Ltd. (Capital Goods)	3,176,421
21,620	SK Holdings Co. Ltd. (Capital Goods)	2,935,820

		53,028,583

Taiwan – 10.3%
166,460	Asustek Computer, Inc. (Technology Hardware & Equipment)	1,530,510
883,360	Cathay Financial Holding Co. Ltd. (Insurance)	866,757
4,217,762	Chinatrust Financial Holding Co. Ltd. (Banks)	2,502,841
888,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,108,037
786,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	1,454,666
1,376,694	Far Eastern New Century Corp. (Capital Goods)	1,532,478
697,000	Formosa Plastics Corp. (Materials)	1,915,424
1,537,326	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,283,079
169,000	HTC Corp. (Technology Hardware & Equipment)	1,623,356
3,303,000	Mega Financial Holding Co. Ltd. (Banks)	2,654,298
195,000	PChome Online, Inc. (Software & Services)	1,248,508
354,000	President Chain Store Corp. (Food & Staples Retailing)	1,842,460
284,059	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	1,102,205
524,000	Taiwan Fertilizer Co. Ltd. (Materials)	1,230,615
3,513,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,511,354
587,876	Tripod Technology Corp. (Technology Hardware & Equipment)	1,323,655
1,441,650	Wistron Corp. (Technology Hardware & Equipment)	1,539,748
2,614,173	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	1,208,116

		38,478,107

Shares	Description	Value
Common Stocks – (continued)
Thailand – 2.0%
738,100	Airports of Thailand PCL (Transportation)	$ 1,599,319
477,900	Bangkok Bank PCL NVDR (Banks)	2,960,350
290,000	PTT PCL (Energy)	2,987,617

		7,547,286

Turkey – 2.3%
2,558,957	Emlak Konut Gayrimenkul Yatirim (REIT)	3,397,068
365,356	TAV Havalimanlari Holding AS (Transportation)	1,995,096
821,710	Turkiye Garanti Bankasi AS (Banks)	3,194,159

		8,586,323

United Kingdom – 0.5%
115,663	Antofagasta PLC (Materials)	1,932,627

TOTAL INVESTMENTS – 97.9%		$366,232,891

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		8,015,931

NET ASSETS – 100.0%		$374,248,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
SGX S&P CNX Nifty Index	398	August 2012	$4,177,408	$70,764

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$355,957,706
Gross unrealized gain	46,909,440
Gross unrealized loss	(36,634,255)
Net unrealized security gain	$10,275,185

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Bangladesh – 1.5%
173,600	GrameenPhone Ltd. (Telecommunication Services)	$ 435,195
2,227,937	Islami Bank Bangladesh Ltd. (Banks)	1,090,856
453,500	Power Grid Co. of Bangladesh Ltd. (Utilities)	297,541

		1,823,592

Egypt – 4.5%
306,778	Commercial International Bank Egypt SAE (Banks)	1,377,697
85,998	Commercial International Bank Egypt SAE GDR (Banks)	380,971
26,215	Orascom Construction Industries (Capital Goods)	1,124,471
24,599	Orascom Construction Industries GDR (Capital Goods)	1,046,441
1,010,239	Talaat Moustafa Group (Real Estate)*	666,717
416,335	Telecom Egypt Co. (Telecommunication Services)	862,174

		5,458,471

Indonesia – 16.4%
5,610,000	PT Adaro Energy Tbk (Energy)	859,827
3,767,500	PT Astra International Tbk (Automobiles & Components)	2,769,867
2,589,000	PT Bank Central Asia Tbk (Banks)	2,181,827
2,914,000	PT Bank Mandiri (Persero) Tbk (Banks)	2,536,464
2,663,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	1,113,330
436,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	2,586,166
620,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,401,893
2,302,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	1,308,368
4,147,500	PT MNC Skyvision Tbk (Media)*	744,929
989,500	PT Semen Gresik (Persero) Tbk (Materials)	1,347,729
441,000	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	736,410
2,525,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	2,435,701

		20,022,511

Mexico – 22.1%
364,148	America Movil SAB de CV Series L ADR (Telecommunication Services)	9,719,110
275,111	Cemex SAB de CV ADR (Materials)*	1,914,773
41,500	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	3,544,930

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
500,400	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 1,008,815
499,015	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,672,095
407,564	Grupo Mexico SAB de CV Series B (Materials)	1,142,534
105,218	Grupo Televisa SAB ADR (Media)	2,397,918
432,470	Mexichem SAB de CV (Materials)	2,049,749
635,240	Urbi Desarrollos Urbanos SAB de CV (Consumer Durables & Apparel)*	371,633
752,767	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	2,132,326

		26,953,883

Nigeria – 5.5%
14,513,224	Guaranty Trust Bank PLC (Banks)	1,559,128
358,413	Nestle Nigeria PLC (Food, Beverage & Tobacco)	1,115,509
3,568,393	Nigerian Breweries PLC (Food, Beverage & Tobacco)	2,645,697
15,874,094	Zenith Bank PLC (Banks)	1,422,888

		6,743,222

Pakistan – 2.8%
800,847	Engro Corp. Ltd. (Materials)	789,734
1,731,907	Engro Foods Ltd. (Food, Beverage & Tobacco)*	1,296,231
404,828	MCB Bank Ltd. (Banks)	803,951
180,761	Pakistan State Oil Co. Ltd. (Energy)	469,583

		3,359,499

Philippines – 4.6%
4,995,200	Alliance Global Group, Inc. (Capital Goods)	1,391,132
1,041,750	Metropolitan Bank & Trust Co. (Banks)	2,488,510
6,861,100	Petron Corp. (Energy)	1,683,184

		5,562,826

South Korea – 21.4%
71,980	Cheil Worldwide, Inc. (Media)	1,202,593
84,700	Doosan Infracore Co. Ltd. (Capital Goods)*	1,343,956
4,225	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	539,673
1,026	Hyundai Mobis (Automobiles & Components)	269,540
75,320	KB Financial Group, Inc. (Banks)	2,371,993
57,920	Kia Motors Corp. (Automobiles & Components)	3,970,458

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
23,720	Korea Electric Power Corp. (Utilities)*	$ 529,895
19,770	Korean Air Lines Co. Ltd. (Transportation)*	838,804
5,478	LG Chem Ltd. (Materials)	1,503,193
169,610	LG Uplus Corp. (Telecommunication Services)	984,227
1,775	POSCO (Materials)	566,927
17,170	Samsung C&T Corp. (Capital Goods)	968,952
6,243	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,176,462
16,450	Samsung Securities Co. Ltd. (Diversified Financials)	697,743
25,631	Samsung Techwin Co. Ltd. (Capital Goods)	1,640,701
10,283	SK Holdings Co. Ltd. (Capital Goods)	1,396,348

		26,001,465

Turkey – 16.0%
935,209	Akbank TAS (Banks)	3,511,520
191,177	Arcelik AS (Consumer Durables & Apparel)	945,568
79,270	Bizim Toptan Satis Magazalari AS (Food & Staples Retailing)	1,168,786
1,059,698	Emlak Konut Gayrimenkul Yatirim (REIT)	1,406,771
41,810	Koza Altin Isletmeleri AS (Materials)	826,157
558,491	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,312,772
366,159	TAV Havalimanlari Holding AS (Transportation)	1,999,481
66,014	Tupras-Turkiye Petrol Rafinerileri AS (Energy)	1,449,999
376,052	Turk Telekomunikasyon AS (Telecommunication Services)	1,449,742
1,151,146	Turkiye Garanti Bankasi AS (Banks)	4,474,746
102,979	Turkiye Halk Bankasi AS (Banks)	880,776

		19,426,318

Vietnam – 2.0%
713,710	Bank for Foreign Trade of Vietnam JSC (Banks)	954,121
91,830	Masan Group Corp. (Food, Beverage & Tobacco)*	421,933
304,530	PetroVietnam Drilling and Well Services JSC (Energy)*	488,824
337,060	PetroVietnam Gas Joint Stock Corp. (Utilities)	628,253

		2,493,131

TOTAL COMMON STOCKS		$117,844,918

Shares	Description	Value
Exchange Traded Fund – 0.9%
Mexico – 0.9%
18,624	iShares MSCI Mexico Investable Market Index Fund	$ 1,157,854

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.2%
Bangladesh – 0.2%
417,825	Islami Bank Bangladesh Ltd. (Issuer Deutsche Bank AG) (Banks)	02/21	$ 204,578
42,500	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)(a)	02/21	27,884

TOTAL PARTICIPATION NOTES			$ 232,462

TOTAL INVESTMENTS – 97.9%			$119,235,234

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			2,505,978

NET ASSETS – 100.0%			$121,741,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,884, which represents approximately 0.0% of net assets as of July 31, 2012.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
MEX BOLSA Index	29	September 2012	$891,229	$(14,293)

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$112,546,419
Gross unrealized gain	10,761,020
Gross unrealized loss	(4,072,205)
Net unrealized security gain	$6,688,815

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International’s (“GSAMI”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2012:

ASIA EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$399,839	$65,288,178	(a)	$—

Derivative Type
Assets(b)
Futures Contracts	$7,582	$—		$—

BRIC Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$69,948,404	$324,784,359	(a)	$—

Derivative Type
Assets(b)
Futures Contracts	$39,441	$—		$—

EMERGING MARKETS EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$53,270,530	$312,962,361	(a)	$—

Derivative Type
Assets(b)
Futures Contracts	$70,764	$—		$—

N-11 EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$28,111,737	$91,123,497	(a)	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(14,293)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of derivative contracts as of July 31, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets(a)	Liabilities(a)
Asia Equity	Equity	$7,582	$—
BRIC	Equity	39,441	—
Emerging Markets Equity	Equity	70,764	—
N-11 Equity	Equity	—	(14,293)
(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported above.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in the BRIC countries (Brazil, Russia, India and China). The N-11 Equity Fund invests primarily in issuers or instruments that expose the Fund to the prevailing economic circumstances and factors present in the N-11 countries, and the Fund may invest up to 50% of its assets in investments tied economically to and/or issuers that participate in the markets of any one N-11 country.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than a “diversified” mutual fund. Thus, these Funds may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 28, 2012

*	Print the name and title of each signing officer under his or her signature.